Supplementary Cash Flow Information - Supplemental Cash Flow Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Net (purchases) sales of securities classified as FVTPL
Short term investments	$ (2,816.5)	$ (2,688.0)
Bonds	5,677.1	4,514.5
Preferred stocks	(249.6)	(42.4)
Common stocks	778.3	170.4
Derivatives, short sales and other invested assets	(710.9)	(835.2)
Net (purchases) sales of securities classified as FVTPL	2,678.4	1,119.3
Changes in operating assets and liabilities
Net increase in restricted cash and cash equivalents	(245.4)	(55.1)
Provision for losses and loss adjustment expenses	1,842.1	(355.7)
Provision for unearned premiums	395.2	326.2
Insurance contract receivables	(428.4)	(296.6)
Recoverable from reinsurers	(1,168.5)	(34.6)
Other receivables	(32.4)	(36.5)
Funds withheld payable to reinsurers	182.0	87.9
Accounts payable and accrued liabilities	174.0	110.6
Income taxes payable	46.5	(54.1)
Other	(209.7)	(300.0)
Changes in operating assets and liabilities	555.4	(607.9)
Net interest and dividends received
Interest and dividends received	531.9	782.4
Interest paid	(277.9)	(216.2)
Net interest and dividends received	254.0	566.2
Net income taxes paid	$ (33.4)	$ (267.1)